Commitments and Contingencies Level 4 (Details) - Annual Purchase Commitments (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013
Long-term Purchase Commitment [Line Items]
P2014Y		$ 285
P2015Y		198
P2016Y		198
P2017Y		52
P2018Y		52
2019 and beyond		220
Total minimum payments		1,005
Less: Amount representing interest		(103)
Present Value of Minimum Payments		902
One-time Compensation Payment Receivable	23
Gain (Loss) on Contract Termination	$ 21